Fair Value Measurements - Company fair value hierarchy for assets and liabilities (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Assets:
Investment held in trust account		$ 9,835,409	$ 80,002,777
Liabilities:
PIPE Derivative Liability-Make-Whole Features		1,065,297
Warrant liability		335,240	1,667,262
Private Warrants
Liabilities:
Transferred from Level 3 to Level 2	$ 680,000
U.S. Treasury Securities
Assets:
Investment held in trust account		9,835,409	80,002,777
Level 1 | Recurring
Assets:
Investment held in trust account		9,835,409	80,002,777
Level 2 | Recurring
Liabilities:
Warrant liability		335,240
Level 3 | Recurring
Liabilities:
PIPE Derivative Liability-Make-Whole Features		$ 1,065,297
Warrant liability			$ 1,667,262